Note 15 - Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets
	(in thousands)
Assets:	2021	2020
Cash	$1,860	$1,845
Investment in bank subsidiary	135,450	129,070
Other assets	1,930	1,576
Total assets	$139,240	$132,491

Liabilities:
Junior subordinated deferrable interest debentures	$12,976	$12,942
Other borrowings	7,000	7,750
Other liabilities	169	200
Total Liabilities	20,145	20,892
Shareholders' equity	119,095	111,599
Total liabilities and shareholders’ equity	$139,240	$132,491

Condensed Income Statement [Table Text Block]
	(in thousands)
Condensed Statements of Income	2021	2020	2019
Income – dividends from bank subsidiary	$5,000	$4,500	$-
Litigation Settlement	-	-	1,980
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income	(979)	(1,150)	(1,313)
Income before equity in undistributed net income of bank subsidiary	4,021	3,350	667
Equity in undistributed net income of bank subsidiary	9,560	10,405	9,994
Net income	$13,581	$13,755	$10,661

Condensed Cash Flow Statement [Table Text Block]
	(in thousands)
Condensed Statements of Cash Flows	2021	2020	2019
Cash flows from operating activities:
Net income	$13,581	$13,755	$10,661
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(9,560)	(10,405)	(9,994)
Stock option expense	183	164	266
Depreciation and amortization	35	34	34
(Increase) decrease in other assets	(537)	843	(1,221)
Increase (decrease) in other liabilities	(31)	(841)	421
Net cash provided by operating activities	3,671	3,550	167

Cash flows from financing activities:
Proceeds from other borrowings	7,000	-	-
Principal payments on other borrowings	(7,750)	(1,000)	(1,000)
Purchase of treasury stock	(368)	-	(95)
Proceeds from sale of treasury stock	243	95	71
Cash paid for cancellation of stock options	-	(11)	-
Cash paid for net shares repurchased, stock option exercise	(387)	-	-
Cash dividends paid	(2,394)	(1,668)	(1,702)
Net cash used in financing activities	(3,656)	(2,584)	(2,726)
Net increase (decrease) in cash	15	966	(2,559)
Cash at beginning of the year	1,845	879	3,438
Cash at end of the year	$1,860	$1,845	$879